Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 3,222,768	R$ 2,941,727
Bonds and securities	1,465	3,112
Collaterals and escrow accounts	197
Trade accounts receivable	3,768,242	3,120,168
Dividends receivable	67,066
CRC transferred to the Parana State Government	287,789
Sectorial financial assets	173,465	355,570
Accounts receivable - concessions	4,515
Contract assets	285,682
Other current receivables	514,185	426,865
Inventories	162,791
Income tax and social contribution receivable	86,410
Other current recoverable taxes	1,565,323	205,060
Prepaid expenses	36,987	33,563
Before assets held for sale	10,176,885
Assets held for sale	1,230,546
TOTAL CURRENT ASSETS	11,407,431
Long Term Assets
Bonds and securities	299,065	278,969
Other temporary investments	22,385
Collaterals and escrow accounts	133,521
Trade accounts receivable	51,438	62,399
CRC transferred to the Parana State Government	1,104,835
Judicial deposits	486,746	504,190
Sectorial financial assets	173,465	118,419
Accounts receivable - concessions	1,897,825
Contract assets	5,207,115
Other noncurrent receivables	845,460	661,759
Income tax and social contribution receivable	137,778
Deferred income tax and social contribution	1,191,104	1,011,866	R$ 1,007,061
Other noncurrent recoverable taxes	4,539,498
Prepaid expenses	44	132
Total long term asset	16,090,279
Investments	2,729,517
Property, plant and equipment	9,495,460	10,592,103
Intangible assets	6,929,456	6,332,611
Right-of-use asset	132,521
Total non current asset	35,377,233
TOTAL ASSETS	46,784,664
CURRENT LIABILITIES
Payroll, social charges and accruals	684,046	337,044
Accounts payable to suppliers	2,291,307	1,685,280
Income tax and social contribution payable	681,831
Other taxes due	490,608	501,068
Loans and financing	717,677	255,521
Debentures	1,881,411
Dividend payable	991,887
Post-employment benefits	69,231
Sectorial charges payable	33,712	28,508
Research and development and Energy efficiency	380,186	375,395
Accounts payable related to concession	88,951	73,032
Sectorial financial liabilities	188,709
Lease liability	41,193
Other accounts payable	235,400	149,407
PIS and Cofins to be refunded to consumers	121,838
Before liabilities associated with assets held for sale	8,897,987
Liabilities associated with assets held for sale	756,405
TOTAL CURRENT LIABILITIES	9,654,392
NONCURRENT LIABILITIES
Accounts payable to suppliers	145,145	187,913
Deferred income tax and social contribution	484,338	293,666	157,420
Other taxes due	622,483	662,114
Loans and financing	2,470,854	2,886,862
Debentures	4,876,070
Post-employment benefits	1,424,383	1,128,932
Research and development and Energy efficiency	284,825	282,776
Accounts payable related to concession	642,913
Sectorial financial liabilities		102,284
Lease liability	97,168
Other accounts payable	469,886	349,462
PIS and Cofins to be refunded to consumers	3,805,985
Provisions for legal claims	1,555,704
TOTAL NONCURRENT LIABILITIES	16,879,754
Attributable to controlling shareholders
Capital	10,800,000	10,800,000
Equity valuation adjustments	353,349	591,927	785,610
Legal reserve	1,209,458
Profit retention reserve	6,088,855
Additional dividends proposed from the non-capitalized earning reserve	1,507,449
TOTAL EQUITY	19,959,111
EQUITY - Attributable to non-controlling interests
EQUITY - Attributable to controlling shareholders	291,407	345,798	303,289
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS	20,250,518	17,598,212	16,336,214
TOTAL LIABILITIES & EQUITY	R$ 46,784,664
Restated [Member]
CURRENT ASSETS
Cash and cash equivalents		2,941,727	1,948,409
Bonds and securities		3,112	124,862
Collaterals and escrow accounts		147	203
Trade accounts receivable		3,120,168	2,944,091
Dividends receivable		70,092	76,672
CRC transferred to the Parana State Government		219,236	190,876
Sectorial financial assets		355,570	421,184
Accounts receivable - concessions		4,545	4,180
Contract assets		161,740	134,016
Other current receivables		426,865	363,250
Inventories		130,442	116,285
Income tax and social contribution receivable		236,929	152,157
Other current recoverable taxes		205,060	160,842
Prepaid expenses		33,563	40,819
Before assets held for sale		7,909,196	6,677,846
Assets held for sale
TOTAL CURRENT ASSETS		7,909,196	6,677,846
Long Term Assets
Bonds and securities		278,969	219,434
Other temporary investments		27,734	19,511
Collaterals and escrow accounts		98,433	89,555
Trade accounts receivable		62,399	162,915
CRC transferred to the Parana State Government		1,131,449	1,254,166
Judicial deposits		504,190	528,290
Sectorial financial assets		118,419	257,635
Accounts receivable - concessions		1,873,824	1,792,685
Contract assets		4,628,913	4,053,040
Other noncurrent receivables		661,759	228,894
Income tax and social contribution receivable		142,532	166,384
Deferred income tax and social contribution		1,011,866	1,007,061
Other noncurrent recoverable taxes		322,011	231,400
Prepaid expenses		132	3,290
Total long term asset		10,862,630	10,014,260
Investments		2,523,179	2,368,234
Property, plant and equipment		10,592,103	10,840,663
Intangible assets		6,332,611	6,029,097
Right-of-use asset		92,831	118,022
Total non current asset		30,403,354	29,370,276
TOTAL ASSETS		38,312,550	36,048,122
CURRENT LIABILITIES
Payroll, social charges and accruals		337,044	284,179
Accounts payable to suppliers		1,685,280	1,419,243
Income tax and social contribution payable		60,132	197,949
Other taxes due		501,068	451,433
Loans and financing		255,521	1,113,047
Debentures		1,164,301	2,184,881
Dividend payable		616,356	375,675
Post-employment benefits		66,004	58,478
Sectorial charges payable		28,508	79,872
Research and development and Energy efficiency		375,395	270,429
Accounts payable related to concession		73,032	67,858
Sectorial financial liabilities
Lease liability		33,573	27,956
Other accounts payable		149,407	192,070
PIS and Cofins to be refunded to consumers
Before liabilities associated with assets held for sale		5,345,621	6,723,070
Liabilities associated with assets held for sale
TOTAL CURRENT LIABILITIES		5,345,621	6,723,070
NONCURRENT LIABILITIES
Accounts payable to suppliers		187,913	49,956
Deferred income tax and social contribution		293,666	157,420
Other taxes due		662,114	796,732
Loans and financing		2,886,862	2,934,260
Debentures		7,265,409	5,333,250
Post-employment benefits		1,128,932	910,285
Research and development and Energy efficiency		282,776	322,306
Accounts payable related to concession		539,555	516,305
Sectorial financial liabilities		102,284	96,531
Lease liability		63,031	90,066
Other accounts payable		349,462	116,954
PIS and Cofins to be refunded to consumers
Provisions for legal claims		1,606,713	1,664,773
TOTAL NONCURRENT LIABILITIES		15,368,717	12,988,838
Attributable to controlling shareholders
Capital		10,800,000	7,910,000
Equity valuation adjustments		591,927	785,610
Legal reserve		1,014,248	914,751
Profit retention reserve		4,846,239	6,422,564
Additional dividends proposed from the non-capitalized earning reserve
TOTAL EQUITY		17,252,414	16,032,925
EQUITY - Attributable to non-controlling interests
EQUITY - Attributable to controlling shareholders		345,798	303,289
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS		17,598,212	16,336,214
TOTAL LIABILITIES & EQUITY		R$ 38,312,550	R$ 36,048,122